IFRS 9 Impairment (Detail: Text Values) € in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026 EUR (€)	Mar. 31, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€)
Overlays applied to the IFRS 9 model output
Overlays related to new definition of default	€ 158			€ 158		€ 156
IFRS 9 expected credit losses
Provision for credit losses	460	€ 519	€ 423	€ 979	€ 894
Impact due to exit certain non-performing exposures on provision for credit losses	120
IFRS9 provision for credit losses of non performing loans, Stage 3	562		300
IFRS9 provision for credit losses of performing loans, Stage 1, 2	€ (102)		€ 123
Provision for credit losses as basis points of average loans	0.0038
Changes in provision for credit losses, in percent	0.11